Current and Deferred Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense	$ 7,060	$ 5,717	$ 5,344
Deferred tax (benefit) expense	1,061	(3,410)	(724)
Income Tax Expense, Total	$ 8,121	$ 2,307	$ 4,620